As filed with the Securities and Exchange Commission on April 26, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21102

Helios Strategic Mortgage Income Fund, Inc.
(Exact name of registrant as specified in charter)

Three World Financial Center, 200 Vesey Street, 24th Floor, New York, NY 10281-1010
(Address of principal executive offices) (Zip code)

Steven M. Pires, Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010
(Name and address of agent for service)

212-549-8400
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2012

Date of reporting period:  February 29, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.
Portfolio of Investments (Unaudited)
February 29, 2012
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 20.5%
U.S. Government Agency Collateralized Mortgage Obligations - 0.8%
Federal Home Loan Mortgage Corporation
Series 3617, Class C 8
(Cost - $531,375)	4.50%	12/15/39	$533	$546,318
U.S. Government Agency Pass-Through Certificates - 19.7%
Federal Home Loan Mortgage Corporation
Pool Q03049	4.50	08/01/41	992	1,062,477
Pool C69047 8	7.00	06/01/32	485	561,728
Pool H01847 8	7.00	09/01/37	1,178	1,339,182
Pool G01466 8	9.50	12/01/22	310	361,204
Pool 555559 8	10.00	03/01/21	211	243,422
Federal National Mortgage Association
Federal National Mortgage Association TBA	5.00	TBA	1,000	1,079,688
Pool 753914 8	5.50	12/01/33	2,755	3,010,535
Pool 761836 8	6.00	06/01/33	1,170	1,305,032
Pool 948362 8	6.50	08/01/37	1,214	1,355,357
Pool 650131 8	7.00	07/01/32	681	795,670
Pool 887431 8	7.50	08/01/36	150	172,379
Pool 398800	8.00	06/01/12	4	4,187
Pool 636449 8	8.50	04/01/32	668	824,513
Pool 458132 8	9.22	03/15/31	491	578,886
Total U.S. Government Agency Pass-Through Certificates
(Cost - $11,667,182)				12,694,260
Total U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost - $12,198,557)				13,240,578
ASSET-BACKED SECURITIES - 18.4%
Housing Related Asset-Backed Securities - 18.4%
ACE Securities Corp.
Series 2003-MH1, Class A4 1,5,6,8	6.50	08/15/30	670	728,542
Asset-Backed Securities Corp. Home Equity
Series 2006-HE3, Class A4 2,4,11	0.41	03/25/36	875	621,584
Conseco Finance Securitizations Corp.
Series 2001-4, Class A4	7.36	08/01/32	124	132,030
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-MH3, Class A 3	6.70/7.20	12/25/31	90	95,661
Green Tree
Series 2008-MH1, Class A3 1,5	8.97	04/25/38	906	964,349
Green Tree Financial Corp.
Series 1997-7, Class A7	6.96	07/15/29	765	830,010
Series 1997-2, Class A6 8	7.24	06/15/28	243	265,943
IXIS Real Estate Capital Trust
Series 2006-HE3, Class A2 2,4,11	0.34	01/25/37	693	201,437
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class A4	5.27	04/15/40	230	238,920
Series 2001-B, Class A5	5.87	04/15/40	377	388,252
Series 2001-B, Class A6	6.47	04/15/40	327	352,021
Mid-State Trust
Series 2010-1, Class M 1,5,8	5.25	12/15/45	834	833,886
Series 2005-1, Class A 8	5.75	01/15/40	1,232	1,253,832
Series 2004-1, Class A 8	6.01	08/15/37	964	973,917
Series 2004-1, Class M2	8.11	08/15/37	884	922,810
Morgan Stanley ABS Capital Inc.
Series 2006-WMC2, Class A2C 2,4,11	0.39	07/25/36	1,701	510,143
Series 2006-HE1, Class A3 2,4,11	0.42	01/25/36	364	331,805
Newcastle Investment Trust
Series 2010-MH1, Class A 1,5	4.50	07/10/35	870	886,219
Origen Manufactured Housing
Series 2005-B, Class A4	5.91	01/15/37	439	460,758
Residential Asset Securities Corp.
Series 2005-KS12, Class A2 2,4,11	0.49	01/25/36	408	388,102
Soundview Home Equity Loan Trust
Series 2006-EQ1, Class A3 2,4,11	0.40	10/25/36	935	480,567
Total Housing Related Asset-Backed Securities
(Cost - $12,725,624)				11,860,788
Total ASSET-BACKED SECURITIES
(Cost - $12,725,624)				11,860,788

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.
Portfolio of Investments (Unaudited)
February 29, 2012
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 74.1%
Banc of America Commercial Mortgage, Inc.
Series 2006-6, Class A4 8	5.36%	10/10/45	$790	$874,198
Series 2007-2, Class A4 8	5.66	04/10/49	1,170	1,290,990
Series 2006-1, Class J 1,5,10	5.59	09/10/45	1,000	7,600
Series 2007-2, Class K 1,5,9,10	5.67	04/10/49	648	130
Bear Stearns Commercial Mortgage Securities
Series 2006-PW11, Class H 1,5	5.45	03/11/39	1,100	156,943
Series 2007-PW16, Class B 1,5	5.72	06/11/40	1,030	446,536
Series 2007-PW16, Class C 1,5	5.72	06/11/40	1,290	466,958
Series 2007-PW16, Class D 1,5	5.72	06/11/40	910	236,153
Series 2007-PW17, Class AM 8	5.90	06/13/50	1,400	1,486,458
Citigroup Commercial Mortgage Trust
Series 2007-C6, Class AM	5.70	12/10/49	1,820	1,909,844
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A4 8	5.32	12/11/49	1,580	1,734,053
Series 2006-CD2, Class J 1,5,10	5.43	01/15/46	1,000	200
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class J 1,5	5.81	12/10/49	350	91,564
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class L 1,5,10	5.15	09/15/39	420	84
Series 2006-C5, Class AM	5.34	12/15/39	1,860	1,861,583
Series 2006-C1, Class K 1,5	5.42	02/15/39	2,358	444,334
Series 2006-C5, Class E	5.54	12/15/39	4,510	684,356
Series 2007-C2, Class A3 8	5.54	01/15/49	1,570	1,709,363
Series 2007-C5, Class A4 8	5.70	09/15/40	340	372,386
Series 2006-C3, Class AJ	5.81	06/15/38	460	388,178
Series 2006-C4, Class K 1,5,10	6.06	09/15/39	2,970	594
GE Capital Commercial Mortgage Corp.
Series 2002-2A, Class G 1,5	6.04	08/11/36	3,000	3,026,766
Series 2002-2A, Class H 1,5	6.31	08/11/36	2,000	2,008,796
GMAC Commercial Mortgage Securities, Inc.
Series 2004-C3, Class B	4.97	12/10/41	450	385,701
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4 8	5.44	03/10/39	1,655	1,837,383
Series 2007-GG11, Class AJ	6.00	12/10/49	270	183,600
Series 2007-GG11, Class E	6.09	12/10/49	5,560	892,936
GS Mortgage Securities Trust
Series 2007-GG10, Class A4	5.79	08/10/45	1,270	1,419,849
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-LN1, Class G 1,5	5.48	10/15/37	1,600	1,302,240
Series 2007-CB18, Class G 1,5	5.72	06/12/47	600	24,000
Series 2007-LD11, Class K 1,5,10	5.82	06/15/49	1,879	376
Series 2007-CB20, Class AM	5.89	02/12/51	1,180	1,252,064
Series 2009-IWST, Class D 1,5,9	7.45	12/05/27	2,000	2,139,688
LB-UBS Commercial Mortgage Trust
Series 2007-C1, Class A4 8	5.42	02/15/40	1,510	1,704,903
Series 2007-C1, Class C	5.53	02/15/40	1,960	1,029,000
Series 2007-C1, Class D	5.56	02/15/40	360	163,799
Series 2007-C7, Class A3 8	5.87	09/15/45	1,130	1,283,685
Morgan Stanley Capital I, Inc.
Series 2004-HQ4, Class G 1,5	5.30	04/14/40	1,000	587,261
Series 2007-IQ13, Class A4 8	5.36	03/15/44	950	1,046,705
Series 2007-IQ13, Class B 1,5	5.52	03/15/44	860	377,196
Series 2007-IQ13, Class C 1,5	5.56	03/15/44	560	190,400
Series 2007-HQ13, Class A3 8	5.57	12/15/44	1,580	1,717,749
Series 2007-IQ14, Class A4 8	5.69	04/15/49	1,740	1,907,270
Morgan Stanley Dean Witter Capital I
Series 2003-TOP9, Class F 1,5	5.92	11/13/36	729	677,516
Series 2003-TOP9, Class G 1,5	6.19	11/13/36	1,165	989,955
Vornado DP LLC
Series 2010-VN0, Class D 1,5,9	6.36	09/13/28	240	254,720

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.
Portfolio of Investments (Unaudited)
February 29, 2012
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class L 1,5,10	5.13%	04/15/47	$1,788	$358
Series 2005-C20, Class F 1,5	5.26	07/15/42	4,000	720,000
Series 2005-C16, Class H 1,5	5.52	10/15/41	2,000	1,139,356
Series 2007-C31, Class A4 8	5.51	04/15/47	1,960	2,141,637
Series 2004-C14, Class G 1,5	5.65	08/15/41	800	692,000
Series 2007-C32, Class A3 8	5.74	06/15/49	2,320	2,554,081
Total COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost - $59,568,403)				47,813,495
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 29.1%
Subordinated Collateralized Mortgage Obligations - 29.1%
American Home Mortgage Investment Trust
Series 2005-2, Class 5A3 3,8	5.08/5.58	09/25/35	118	119,555
Banc of America Mortgage Securities, Inc.
Series 2004-A, Class B4 2	2.93	02/25/34	726	9,942
Series 2003-10, Class 1B4	5.50	01/25/34	310	209,403
Citicorp Mortgage Securities, Inc.
Series 2007-2, Class 1A3	6.00	02/25/37	1,064	1,022,236
Series 2007-8, Class 1A3	6.00	09/25/37	175	172,654
Citicorp Residential Mortgage Securities, Inc.
Series 2007-1, Class A5 3	6.05/6.55	03/25/37	1,289	878,514
Citigroup Mortgage Loan Trust, Inc.
Series 2004-NCM2, Class 1CB2	6.75	08/25/34	165	172,673
Countrywide Alternative Loan Trust
Series 2007-2CB, Class 1A15	5.75	03/25/37	399	271,711
Series 2006-25CB, Class A2	6.00	10/25/36	531	378,056
Series 2006-41CB, Class 2A14	6.00	01/25/37	249	162,240
Countrywide Home Loan Mortgage Pass Through Trust
Series 2003-J13, Class B3 2	5.23	01/25/34	264	152,290
Series 2003-J13, Class B5 2,9	5.23	01/25/34	160	9,579
Series 2005-27, Class 2A1	5.50	12/25/35	33	30,230
Series 2007-5, Class A29	5.50	05/25/37	455	410,913
Series 2006-21, Class A11	5.75	02/25/37	1,031	835,110
Series 2004-18, Class A1	6.00	10/25/34	125	123,409
Series 2004-21, Class A10	6.00	11/25/34	208	210,725
Series 2006-1, Class A2	6.00	03/25/36	62	48,313
Series 2007-18, Class 1A1	6.00	11/25/37	172	155,323
First Horizon Asset Securities, Inc.
Series 2006-2, Class 1A3	6.00	08/25/36	770	719,257
GSR Mortgage Loan Trust
Series 2005-6F, Class 1A6 8	5.25	07/25/35	433	423,251
Series 2005-AR4, Class 6A1	5.25	07/25/35	1,044	1,000,565
Harborview Mortgage Loan Trust
Series 2005-9, Class B11 1,2,4,5,10	1.99	06/20/35	430	7,480
JP Morgan Mortgage Trust
Series 2003-A1, Class B4 2	3.16	10/25/33	432	161,195
Series 2006-S3, Class 1A10	6.50	08/25/36	514	449,338
RAAC Series
Series 2005-SP1, Class M3 2	5.53	09/25/34	239	18,925
Residential Accredit Loans, Inc.
Series 2005-QS17, Class A10	6.00	12/25/35	268	188,038
Residential Asset Securitization Trust
Series 2005-A8CB, Class A11	6.00	07/25/35	1,153	968,935
Residential Funding Mortgage Securities I, Inc.
Series 2004-S1, Class B2 9	5.25	02/25/34	274	76,105
Series 2003-S7, Class A7	5.50	05/25/33	287	296,357
Series 2003-S7, Class B2 6	5.50	05/25/33	150	57,742
Series 2003-S7, Class B3 9	5.50	05/25/33	233	46,980

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.
Portfolio of Investments (Unaudited)
February 29, 2012
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Resix Finance Limited Credit-Linked Notes
Series 2005-C, Class B7 1,2,5	3.34%	09/10/37	$791	$7,906
Series 2004-C, Class B7 1,2,5	3.74	09/10/36	621	263,409
Series 2004-B, Class B8 1,2,5	4.99	02/10/36	444	159,848
Series 2003-CB1, Class B8 1,2,5	6.99	06/01/35	438	271,175
Series 2004-B, Class B9 1,2,5	8.49	02/10/36	680	238,409
Series 2004-A, Class B10 1,2,5,6	11.74	02/10/36	273	108,324
Structured Asset Securities Corp.
Series 2003-10, Class A	6.00	04/25/33	100	104,654
Thornburg Mortgage Securities Trust
Series 2007-1, Class A2B 2	5.80	03/25/37	2,435	2,109,282
WaMu Mortgage Pass Through Certificates
Series 2002-AR12, Class B4 2	2.33	10/25/32	61	6,122
Series 2002-AR12, Class B5 2	2.33	10/25/32	46	1,828
Series 2002-AR12, Class B6 9	2.33	10/25/32	76	2,061
Series 2007-HY3, Class 1A1 2	2.68	03/25/37	113	70,720
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2006-5, Class 3A3 3	6.22/6.72	07/25/36	317	156,210
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR16, Class 7A1 2	5.20	10/25/35	375	359,295
Series 2006-3, Class A11	5.50	03/25/36	1,211	1,209,900
Series 2007-4, Class A21	5.50	04/25/37	639	582,149
Series 2007-5, Class 1A1	5.50	05/25/37	99	96,149
Series 2007-9, Class 1A5	5.50	07/25/37	688	671,902
Series 2007-12, Class A6	5.50	09/25/37	835	839,173
Series 2006-2, Class 3A1	5.75	03/25/36	204	201,974
Series 2006-AR4, Class 1A1	5.77	04/25/36	276	235,000
Series 2006-8, Class A15	6.00	07/25/36	286	261,225
Series 2006-11, Class A8	6.00	09/25/36	359	337,712
Series 2007-6, Class A6	6.00	05/25/37	146	130,887
Series 2007-7, Class A6	6.00	06/25/37	142	140,628
Series 2007-8, Class 2A2	6.00	07/25/37	427	416,552
Total Subordinated Collateralized Mortgage Obligations
(Cost - $23,031,653)				18,769,538
Total NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost - $23,031,653)				18,769,538
SHORT TERM INVESTMENTS - 0.2%
United States Treasury Bill 7,12
(Cost - $99,998)	0.06	04/12/12	100,000	99,998
Total Investments - 142.3%
(Cost - $107,624,235)				91,784,397
Liabilities in Excess of Other Assets - (42.3)%				(27,290,564)
NET ASSETS - 100.0%				$ 64,493,833

HELIOS FUNDS
Notes to Portfolio of Investments (Unaudited)
February 29, 2012

The following notes should be read in conjunction with the accompanying Portfolio of Investments.

1	- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 29, 2012, the total value of all such investments were as follows:
	Fund	Value	% of Net Assets
	Helios Strategic Mortgage Income Fund, Inc.	$20,451,271	31.71%
	Helios Total Return Fund, Inc.	45,402,124	24.51

2	- Variable Rate Security - Interest rate shown is the rate in effect as of February 29, 2012.
3	- Security is a "step up" bond where the coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
4	- Security is a "step up" bond where the coupon increases or steps up at a predetermined date. At that date, the coupon increases to LIBOR plus a predetermined margin.
5	- Private Placement.
6	- Security is valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of February 29, 2012, the total values of all such securities were:
	Fund	Value	% of Net Assets
	Helios Strategic Mortgage Income Fund, Inc.	$894,608	1.39%
	Helios Total Return Fund, Inc.	1,527,656	0.82

7	- Zero-Coupon Note - Interest rate represents current yield to maturity.
8	- Portion or entire principal amount delivered as collateral for reverse repurchase agreements.
9	- Represents the most subordinated class in a trust of mortgage-backed securities that is the next to receive allocation of principal loss. Such classes will continue to receive all principal loss until its balance is zero.
10	- Issuer is currently in default on its regularly scheduled interest payment.
11	- Investment in subprime security. As of February 29, 2012, the total values of all such investments were:
	Fund	Value	% of Net Assets
	Helios Strategic Mortgage Income Fund, Inc.	$2,533,638	3.93%
	Helios Total Return Fund, Inc.	6,676,372	3.60

12	- Portion or entire principal amount delivered as collateral for open futures contracts.
TBA	- To Be Announced.

HELIOS FUNDS
Notes to Financial Statements
February 29, 2012 (Unaudited)

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or, if not valued by an independent pricing service, using prices obtained from at least two active and reliable market makers in any such security or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by, and under the supervision of, each Fund’s Board of Directors. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 -	quoted prices in active markets for identical investments
•	Level 2 -	quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2012 in valuing the Fund’s investments carried at fair value:

Helios Strategic Mortgage Income Fund, Inc.

Assets	U.S. Government & Agency Obligations	Asset- Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage- Backed Securities	Short Term Investments	Total
Description:
Level 1 - Quoted Prices	$ -	$ -	$ -	$ -	$ -	$ -
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	12,160,890	3,634,970	-	-	99,998	15,895,858
Level 3 - Significant Unobservable Inputs	1,079,688	8,225,818	47,813,495	18,769,538	-	75,888,539
Total	$13,240,578	$11,860,788	$47,813,495	$18,769,538	$99,998	$91,784,397

Assets	Other Financial Instruments*
Description
Level 1 - Quoted Prices	$-
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	12,779
Level 3 - Significant Unobservable Inputs	-
Total	$12,779

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	U.S. Government & Agency Obligations	Asset- Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage- Backed Securities	Total
Balance as of November 30, 2011	$-	$6,241,357	$43,125,788	$17,180,985	$66,548,130
Accrued Discounts (Premiums)	-	(3,076)	(524,508)	(43,313)	(570,897)
Realized Gain (Loss)	-	17,197	1,050,770	431,741	1,499,708
Change in Unrealized Appreciation (Depreciation)	782	105,011	3,272,989	1,511,110	4,889,892
Purchases at Cost	-	543,385	4,898,383	2,110,887	7,552,655
Sales Proceeds	-	(236,413)	(4,009,927)	(2,421,872)	(6,668,212)
Transfers into Level 3	1,078,906	2,019,115	-	-	3,098,021	(a)
Transfers out of Level 3	-	(460,758)	-	-	(460,758)	(a)
Balance as of February 29, 2012	$1,079,688	$8,225,818	$47,813,495	$18,769,538	$75,888,539
Change in unrealized gains or losses relating to assets still held at reporting date	$ 782	$ 94,715	$ 3,434,926	$ 1,121,627	$4,652,050

*Other financial instruments include futures which are valued at the unrealized appreciation (depreciation) on the instrument.

(a) Transferred due to increase of observable market data for these securities.

Helios Total Return Fund, Inc.

Assets	U.S. Government & Agency Obligations	Asset- Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage- Backed Securities	Interest- Only Securities	High Yield Corporate Bonds	Short Term Investments	Total
Description:
Level 1 - Quoted Prices	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	20,190,043	18,174,809	-	-	-	31,650,271	499,991	70,515,114
Level 3 - Significant Unobservable Inputs	3,587,590	14,789,640	118,474,196	51,898,733	2,906,844	-	-	191,657,003
Total	$23,777,633	$32,964,449	$118,474,196	$51,898,733	$2,906,844	$31,650,271	$499,991	$262,172,117

Assets	Other Financial Instruments*
Description:
Level 1 - Quoted Prices	$-
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	88,228
Level 3 - Significant Unobservable Inputs	-
Total	$88,228

Liabilities	Other Financial Instruments*
Description:
Level 1 - Quoted Prices	$-
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	(1,950)
Level 3 - Significant Unobservable Inputs	-
Total	$(1,950)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	U.S. Government & Agency Obligations	Asset- Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage- Backed Securities	Interest Only Securities	High Yield Corporate Bonds	Total
Balance as of November 30, 2011	$-	$15,037,895	$114,402,067	$44,449,937	$3,435,739	$7,993,287	$185,318,925
Accrued Discounts (Premiums)	738	353,550	(463,902)	(281,452)	(691,713)	(866)	(1,083,645)
Realized Gain (Loss)	3,303	(588,212)	2,365,350	317,922	4,928,071	40,174	7,066,608
Change in Unrealized Appreciation (Depreciation)	20,679	476,190	5,770,238	3,064,025	207,936	343,232	9,882,300
Purchases at Cost	3,236,719	812,549	9,426,586	8,238,108	-	-	21,713,962
Sales Proceeds	(22,375)	(523,417)	(13,026,143)	(3,889,807)	(4,973,189)	(520,356)	(22,955,287)
Transfers into Level 3	348,526	1,845,620	-	-	-	-	2,194,146	(a)
Transfers out of Level 3	-	(2,624,535)	-	-	-	(7,855,471)	(10,480,006)	(a)
Balance as of February 29, 2012	$3,587,590	$14,789,640	$118,474,196	$51,898,733	$2,906,844	$-	$191,657,003
Change in unrealized gains or losses relating to assets still held at reporting date	$ 20,679	$ (201,099)	$ 6,556,028	$ 3,062,816	$ 207,936	$ -	$9,646,360

*Other financial instruments include futures which are valued at the unrealized appreciation (depreciation) on the instrument.

(a) Transferred due to increase of observable market data for these securities.
Federal Income Tax Basis: The federal income tax basis of the Funds’ investments at February 29, 2012.

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Helios Strategic Mortgage Income Fund, Inc.	107,624,235	6,011,655	(21,851,493)	(15,839,838)
Helios Total Return Fund, Inc.	281,933,058	18,317,320	(38,078,261)	(19,760,941)

Reverse Repurchase Agreements: Each Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Funds unless, at the time they enter into a reverse repurchase agreement, they establish and maintain a segregated account with their custodian containing securities from their portfolios having a value not less than the repurchase price (including accrued interest). Each Fund has established and maintained such accounts for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Funds would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.

At February 29, 2012, the Funds had the following reverse repurchase agreements outstanding:

Helios Strategic Mortgage Income Fund, Inc.

Face Value	Description	Maturity Amount
$8,928,000	Goldman Sachs, 0.42%, dated 12/08/11, maturity date 03/08/12	$8,937,479
494,500	BNP Paribas, 0.38%, dated 02/13/12, maturity date 03/14/12	494,657
1,853,000	Credit Suisse, 1.85%, dated 01/13/12, maturity date 04/13/12	1,861,665
1,209,000	Credit Suisse, 0.32%, dated 01/13/12, maturity date 04/13/12	1,209,978
4,830,000	Credit Suisse, 1.55%, dated 01/18/12, maturity date 04/18/12	4,848,924
4,667,000	JP Morgan Chase, 1.56%, dated 01/18/12, maturity date 04/18/12	4,685,418
1,191,000	Credit Suisse, 1.75%, dated 02/14/12, maturity date 05/14/12	1,196,211
3,032,000	JP Morgan Chase, 1.50%, dated 02/14/12, maturity date 05/14/12	3,043,352
1,615,283	Credit Suisse, 1.75%, dated 02/22/12, maturity date 05/22/12	1,622,349
2,022,000	JP Morgan Chase, 1.90%, dated 02/14/12, maturity date 05/14/12	2,031,592
$29,841,783	Maturity Amount, Including Interest Payable	$29,931,625
	Maturity Value of Assets Sold Under Agreements	$35,151,715
	Weighted Average Interest Rate	1.17%

Helios Total Return Fund, Inc.

Face Value	Description	Maturity Amount
$7,910,000	Goldman Sachs, 0.42%, dated 12/08/11, maturity date 03/08/12	$7,918,398
1,382,100	JP Morgan Chase, 0.90%, dated 02/21/12, maturity date 03/22/12	1,383,137
3,252,499	Barclays, 1.00%, dated 02/23/12, maturity date 03/23/12	3,255,119
5,827,000	Credit Suisse, 0.32%, dates 01/13/12, maturity date 04/13/12	5,831,713
13,468,000	Credit Suisse, 1.55%, dates 01/18/12, maturity date 04/18/12	13,520,768
23,338,000	JP Morgan Chase, 1.56%, dated 01/18/12, maturity date 04/18/12	23,430,100
201,600	Barclays, 0.25%, dated 02/21/12, maturity date 04/23/12	201,513
3,247,950	Barclays, 1.00%, dated 02/21/12, maturity date 04/23/12	3,253,544
4,523,000	JP Morgan Chase, 1.50%, dated 02/14/12, maturity date 05/14/12	4,539,934
2,544,000	JP Morgan Chase, 1.90%, dated 02/14/12, maturity date 05/14/12	2,556,069
16,053,656	Credit Suisse, 1.75%, dates 02/22/12, maturity date 05/22/2012	16,123,891
$81,747,805	Maturity Amount, Including Interest Payable	$82,014,186
	Maturity Value of Assets Sold Under Agreements	$91,458,490
	Weighted Average Interest Rate	1.35%

The average daily balances of reverse repurchase agreements outstanding during the period ended February 29, 2012, was approximately $29,930,719 at a weighted average interest rate of 1.14% for Helios Strategic Mortgage Income Fund, Inc. and approximately $80,501,623 at a weighted average interest rate of 1.33% for Helios Total Return Fund, Inc.

The maximum amount of reverse repurchase agreements outstanding at any time during the period was $29,961,768, which was 31.44% of total assets for Helios Strategic Mortgage Income Fund, Inc. and $82,020,428, which was 30.29% of total assets for Helios Total Return Fund, Inc.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

Each Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. A Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

As of February 29, 2012, the following futures contracts were outstanding:

Helios Strategic Mortgage Income Fund, Inc.
    Short:

Notional Amount	Type	Expiration Date	Cost at Trade Date	Value at February 29, 2012	Unrealized Appreciation
$1,700,000	5 Year U.S. Treasury Note	June 2012	$2,096,849	$2,093,922	$2,927
2,800,000	10 Year U.S. Treasury Note	June 2012	3,676,540	3,666,688	9,852
$4,500,000			$5,773,389	$5,760,610	$12,779

Helios Total Return Fund, Inc.
    Short:

Notional Amount	Type	Expiration Date	Cost at Trade Date	Value at February 29, 2012	Unrealized Appreciation
$20,500,000	10 Year U.S. Treasury Note	June 2012	$26,917,525	$26,845,392	$72,133
2,900,000	30 Year U.S. Treasury Bond	June 2012	4,124,126	4,108,031	16,095
$23,400,000			$31,041,651	$30,953,423	$88,228

    Long:

Notional Amount	Type	Expiration Date	Cost at Trade Date	Value at February 29, 2012	Unrealized Depreciation
$1,000,000	5 Year U.S. Treasury Note	June 2012	$1,233,669	$1,231,719	$(1,950)
$1,000,000			$1,233,669	$1,231,719	$(1,950)

TBA Transactions: Each Fund may enter into to-be-announced (“TBA”) transactions to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. A TBA transaction is a purchase or sale of a U.S. government agency mortgage pass-through security for future settlement at an agreed upon date. The term “U.S. government agency mortgage pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. government-sponsored enterprises: the Government National Mortgage Association (Ginnie Mae), Federal National Mortgage Association (Fannie Mae), or Federal Home Loan Mortgage Corporation (Freddie Mac). In the basic pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a pool. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans. TBA transactions increase the liquidity and pricing efficiency of transactions in such mortgage-backed securities since they permit similar mortgage-backed securities to be traded interchangeably pursuant to commonly observed settlement and delivery requirements. Proceeds of TBA transactions are not received until the contractual settlement date. Each Fund may use TBA transactions to acquire and maintain exposure to mortgage-backed securities in either of two ways. Typically, a Fund will enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is commonly known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. Alternatively, a Fund will enter into TBA agreements and settle such transactions on the stipulated settlement date by actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Unsettled TBA agreements are valued at the current market value of the underlying securities, according to the procedures described above under “Valuation of Investments.” Each TBA position is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.

TBA transactions outstanding at February 29, 2012 were as follows:

Helios Strategic Mortgage Income Fund, Inc.
    Purchases:

Security Name	Interest Rate	Principal Amount	Current Payable
Federal National Mortgage Association	5.00%	$1,000,000	$1,080,434

Helios Total Return Fund, Inc.
    Purchases:

Security Name	Interest Rate	Principal Amount	Current Payable
Federal National Mortgage Association	5.00%	$3,000,000	$3,241,302

Designation of Restricted Illiquid Securities

The Funds invest in restricted securities, which are securities that may be offered for public sale without first being registered under the Securities Act of 1933, as amended (the “1933 Act”). Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of February 29, 2012, the Funds held restricted securities as shown in the tables below that the Advisor has deemed illiquid pursuant to procedures adopted by the Funds’ Boards of Directors. Although recent instability in the markets has resulted in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors. The Funds do not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the valuation of investments and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

Helios Strategic Mortgage Income Fund, Inc.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Value	Percentage of Net Assets
Banc of America Commercial Mortgage, Inc. Series 2006-1, Class J	5.59%	09/10/45	04/06/06	$969,602	$7,600	0.01%
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class K	5.67	04/10/49	05/24/07	-	130	0.00
Bear Stearns Commercial Mortgage Securities Series 2006-PW11, Class H	5.45	03/11/39	03/08/06	1,054,754	156,943	0.24
Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class B	5.72	06/11/40	09/22/10	452,954	446,536	0.69
Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class C	5.72	06/11/40	09/22/10	513,766	466,958	0.72
Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class D	5.72	06/11/40	09/22/10	320,433	236,153	0.37
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2, Class J	5.43	01/15/46	02/27/06	1,003,730	200	0.00
Commercial Mortgage Pass Through Certificates Series 2007-C9, Class J	5.81	12/10/49	12/17/10	100,513	91,564	0.14
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class L	5.15	09/15/39	09/21/06	-	84	0.00
Credit Suisse Mortgage Capital Certificates Series 2006-C1, Class K	5.42	02/15/39	03/07/06	2,192,544	444,334	0.69
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class K	6.06	09/15/39	09/21/06	2,470,764	594	0.00
Harborview Mortgage Loan Trust Series 2005-9, Class B11	1.99	06/20/35	10/03/07	367,373	7,480	0.01
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-CB18, Class G	5.72	06/12/47	10/11/07	530,686	24,000	0.04
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LD11, Class K	5.82	06/15/49	06/28/07	1,892,942	376	0.00
Morgan Stanley Capital I, Inc. Series 2004-HQ4, Class G	5.30	04/14/40	03/01/06	985,697	587,261	0.91
Morgan Stanley Capital I, Inc. Series 2007-IQ13, Class B	5.52	03/15/44	01/07/11	492,519	377,196	0.59
Morgan Stanley Capital I, Inc. Series 2007-IQ13, Class C	5.56	03/15/44	01/07/11	271,628	190,400	0.30

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Value	Percentage of Net Assets
Resix Finance Limited Credit- Linked Notes Series 2005-C, Class B7	3.34%	09/10/37	09/09/05	$790,612	$7,906	0.01%
Resix Finance Limited Credit- Linked Notes Series 2004-C, Class B7	3.74	09/10/36	09/23/04	620,954	263,409	0.41
Resix Finance Limited Credit- Linked Notes Series 2003-CB1, Class B8	6.99	06/01/35	12/22/04	438,015	271,175	0.42
Resix Finance Limited Credit- Linked Notes Series 2004-B, Class B9	8.49	02/10/36	05/21/04	679,614	238,409	0.37
Resix Finance Limited Credit- Linked Notes Series 2004-A, Class B10	11.74	02/10/36	03/09/04	273,103	108,324	0.17
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class L	5.13	04/15/47	05/11/07	1,497,743	358	0.00
Wachovia Bank Commercial Mortgage Trust Series 2005-C20, Class F	5.26	07/15/42	10/15/10	1,265,936	720,000	1.12
Wachovia Bank Commercial Mortgage Trust Series 2005-C16, Class H	5.52	10/15/41	01/19/05	1,990,124	1,139,356	1.77
					$5,786,746	8.97%

Helios Total Return Fund, Inc.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Value	Percentage of Net Assets
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class J	5.48%	05/10/45	06/12/06	$310,133	$7,366	0.00%
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class K	5.67	04/10/49	05/24/07	-	216	0.00
Bear Stearns Commercial Mortgage Securities Series 2006-PW11, Class H	5.45	03/11/39	03/08/06	1,632,746	242,548	0.13
Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class B	5.72	06/11/40	09/22/10-03/03/11	2,898,676	2,154,644	1.16
Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class C	5.72	06/11/40	09/22/10	1,477,574	1,342,957	0.73
Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class D	5.72	06/11/40	09/22/10	912,003	672,128	0.37
Bear Stearns Commercial Mortgage Securities Series 2007-T28, Class F	5.98	09/11/42	10/11/07	229,129	65,000	0.00

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Value	Percentage of Net Assets
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2, Class J	5.40%	01/15/46	02/27/06	$1,003,730	$200	0.00%
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C5, Class J	4.65	11/15/37	12/16/04	942,464	278,665	0.16
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class L	5.15	09/15/39	09/21/06	-	112	0.00
Credit Suisse Mortgage Capital Certificates Series 2006-C1, Class K	5.42	02/15/39	03/07/06	4,384,158	888,480	0.49
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class K	6.06	09/15/39	09/21/06	4,117,940	990	0.00
Federal National Mortgage Association Series 1998-W6, Class B3	7.09	10/25/28	12/22/98	507,876	348,526	0.19
Harborview Mortgage Loan Trust Series 2005-9, Class B11	1.99	06/20/35	10/03/07	613,823	12,497	0.00
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-CB18, Class G	5.72	06/12/47	10/11/07	1,061,371	48,000	0.00
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LD11, Class J	5.82	06/15/49	06/28/07	505,522	2,279	0.00
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LD11, Class K	5.82	06/15/49	06/28/07	945,967	188	0.00
LB-UBS Commercial Mortgage Trust Series 2002-C2, Class L	5.68	07/15/35	06/26/02	5,244,869	5,163,705	2.80
LNR CDO V Limited Series 2007-1A, Class F	1.69	12/26/49	02/27/07	3,750,000	-	0.00
Morgan Stanley Capital I, Inc. Series 2006-IQ11, Class J	5.53	10/15/42	05/24/06	248,461	2,897	0.00
Morgan Stanley Capital I, Inc. Series 2006-T21, Class H	5.36	10/12/52	04/06/06	1,406,594	300,000	0.17
RESI Finance LP Series 2004-B, Class B5	1.79	02/10/36	05/21/04	1,938,804	872,462	0.48
Resix Finance Limited Credit- Linked Notes Series 2005-C, Class B7	3.34	09/10/37	09/09/05	1,581,223	15,812	0.00
Resix Finance Limited Credit- Linked Notes Series 2004-C, Class B7	3.74	09/10/36	09/23/04	931,431	395,113	0.21
Resix Finance Limited Credit- Linked Notes Series 2003-D, Class B7	5.99	12/10/35	11/19/03	933,147	407,225	0.22
Resix Finance Limited Credit- Linked Notes Series 2003-CB1, Class B8	6.99	06/10/35	12/22/04	880,411	542,350	0.30
Resix Finance Limited Credit- Linked Notes Series 2004-A, Class B10	11.74	02/10/36	03/09/04	477,931	189,566	0.11
Wachovia Bank Commercial Mortgage Trust Series 2005-C16, Class H	5.52	10/15/41	01/19/05	3,980,248	2,278,712	1.24
					$16,232,638	8.76%

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Helios Strategic Mortgage Income Fund, Inc.

By (Signature and Title)              /s/ Kim G. Redding
Kim G. Redding
Principal Executive Officer

Date           April 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Kim G. Redding
Kim G. Redding
Principal Executive Officer

Date           April 26, 2012

By (Signature and Title)*            /s/ Steven M. Pires
Steven M. Pires
Treasurer and Principal Financial Officer

Date           April 26, 2012

* Print the name and title of each signing officer under his or her signature.